Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Goodwill [Line Items]
Transfer to held-for-sale	$ (2,050)
Accumulated amortization of intangible assets	$ 14,493	$ 14,869